POST RETIREMENT BENEFIT PLAN (Details 6)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Initial
Ultimate (pre and post-65)	5.00%	5.00%
Pre-65 [Member]
Initial
Ultimate (pre and post-65)	9.00%	9.00%
Years to ultimate
Defined benefit plan years to ultimate health care trend rate	8 years	8 years
Post-65 [Member]
Initial
Ultimate (pre and post-65)	8.00%	8.00%
Years to ultimate
Defined benefit plan years to ultimate health care trend rate	6 years	6 years